Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 97,082	$ 86,036
Short-term investments	104,493	214,915
Accounts receivable-third parties	40,332	40,176
Inventories	15,653	12,309
Other current assets	19,521	17,105
Total current assets	277,081	370,541
Property, plant and equipment	18,528	16,616
Right-of-use assets	6,566
Investments in equity investees	145,337	138,318
Other assets	6,580	6,643
Total assets	454,092	532,118
Current liabilities
Accounts payable	23,029	25,625
Other payables, accruals and advance receipts	74,753	56,327
Lease liabilities	3,497
Other current liabilities	4,066	3,527
Total current liabilities	105,345	85,479
Lease liabilities	3,500
Long-term bank borrowings		26,739
Other liabilities	7,460	7,645
Total liabilities	116,305	119,863
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 666,786,450 and 666,577,450 shares issued at September 30, 2019 and December 31, 2018 respectively	66,679	66,658
Additional paid-in capital	512,585	505,585
Accumulated losses	(260,172)	(183,004)
Accumulated other comprehensive loss	(5,575)	(243)
Total Company's shareholders' equity	313,517	388,996
Non-controlling interests	24,270	23,259
Total shareholders' equity	337,787	412,255
Total liabilities and shareholders' equity	$ 454,092	$ 532,118